Financial Instruments (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other financial assets	$ 37,422,395	$ 82,712,237
Accounts receivable from related parties	9,083,034	6,246,605
Total accounts receivables	449,800,495	449,205,296
Cash and cash equivalents	618,154,016	597,081,675	$ 265,568,125	$ 396,389,016
Total financial assets	454,238,058	450,953,277
Total financial derivative liabilities	468,541	3,753,264
Total lease liabilities	7,142,360	9,120,616
Accounts receivavble - trade and other current receivables	435,062,759	491,336,222
Payables to related parties	55,676,713	34,282,408
Total financial liabilities		1,927,631,748
At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	37,422,395	82,712,237
Accounts receivavble - trade and other current receivables (net)	449,800,495	449,205,296
Accounts receivable from related parties	9,083,034	6,246,605
Total accounts receivables	458,883,529	455,451,901
Sub-Total financial assets	496,305,924	538,164,138
Cash and cash equivalents	618,154,016	597,081,675
Total financial assets	1,114,459,940	1,135,245,813
Other financial liabilities	1,341,397,707	1,361,585,950
Total financial derivative liabilities	13,009,729	17,542,760
Total lease liabilities	41,204,099	40,427,168
Accounts receivavble - trade and other current receivables	435,062,759	491,336,222
Payables to related parties	55,676,713	34,282,408
Total commercial obligations and other accounts payable	490,739,472	525,618,630
Total financial liabilities	1,873,341,278	1,927,631,748
At Book Value [Member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	198,569,040	219,577,086
At Book Value [Member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	1,089,489,347	1,112,554,014
At Book Value [Member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	11,774,922	11,912,090
At Book Value [Member] | Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	28,554,669	0
At Book Value [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	1,328,387,978	1,344,043,190
At Book Value [Member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	468,541	3,753,264
At Book Value [Member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	12,541,188	13,789,496
At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	37,422,395	82,712,237
Accounts receivavble - trade and other current receivables (net)	449,800,495	449,205,296
Accounts receivable from related parties	9,083,034	6,246,605
Total accounts receivables	458,883,529	455,451,901
Sub-Total financial assets	496,305,924	538,164,138
Cash and cash equivalents	618,154,016	597,081,675
Total financial assets	1,114,459,940	1,135,245,813
Other financial liabilities	1,219,926,571	1,264,384,395
Total financial derivative liabilities	13,009,729	17,542,760
Total lease liabilities	41,204,099	40,427,168
Accounts receivavble - trade and other current receivables	435,062,759	491,336,222
Payables to related parties	55,676,713	34,282,408
Total commercial obligations and other accounts payable	490,739,472	525,618,630
Total financial liabilities	1,751,870,142	1,830,430,193
At fair value [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	202,837,636	222,603,740
At fair value [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	963,749,615	1,012,325,805
At fair value [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	11,774,922	11,912,090
At fair value [member] | Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	28,554,669	0
At fair value [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	1,206,916,842	1,246,841,635
At fair value [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	468,541	3,753,264
At fair value [member] | Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	12,541,188	13,789,496
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	282,032	421,051
Derivative Financial Instruments [Member] | At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	282,032	421,051
Derivative Financial Instruments [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	282,032	421,051
Market Securities And Investments In Other Companies [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,314,469	11,956,585
Market Securities And Investments In Other Companies [Member] | At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,314,469	11,956,585
Market Securities And Investments In Other Companies [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	3,314,469	11,956,585
Derivative Financial Liabilities Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	33,825,894	70,334,601
Derivative Financial Liabilities Designated As Hedging Instruments [Member] | At Book Value [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	33,825,894	70,334,601
Derivative Financial Liabilities Designated As Hedging Instruments [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Other financial assets	$ 33,825,894	$ 70,334,601